Annual Fund Operating Expenses (Vanguard Emerging Markets Select Stock Fund Retail)	Vanguard Emerging Markets Select Stock Fund Vanguard Emerging Markets Select Stock Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%
12b-1 Distribution Fee	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.96%